Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:              12/31/2001

Check here if Amendment            [   ]   ;      Amendment Number:    [   ]
       This Amendment (Check only one.):      [   ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

        /s/ Patricia B. Fallon     Tarrytown, New York       02/13/02
        -------------------------------------------------------------------
        [Signature]                [City, State]            [Date]




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           14

Form 13F Information Table Value Total:                       267,052
                                                            [thousands]

List of Other Included Managers:               None


FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE       SHARES/      SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)    PRN AMT      PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
CEG CONSTELLATION   COM   210371100       58277      2195000SH          SOLE              2195000        0        0
DUK DUKE ENERGY     COM   264399106        9815       250000SH          SOLE               250000        0        0
EIX Edison Internat COM   281020107       15855      1050000SH          SOLE              1050000        0        0
FE  FIRST ENERGY    COM   337932107       24311       695000SH          SOLE               695000        0        0
FPL Florida P&L     COM   341109106       13536       240000SH          SOLE               240000        0        0
MIR MIRANT          COM   604675108       14018       875000SH          SOLE               875000        0        0
NU  NORTHEAST UTIL  COM   664397106        6171       350000SH          SOLE               350000        0        0
ORN ORION POWER     COM   686286105        1305        50000SH          SOLE                50000        0        0
PCG PACIFIC GAS     COM   69331C108       52429      2725000SH          SOLE              2725000        0        0
PEG PUBLIC SVS      COM   744573106        4696       111300SH          SOLE               111300        0        0
PNM Public SVCS NM  COM   744499104       17469       625000SH          SOLE               625000        0        0
PNW PINNICLE WEST   COM   723484101        4604       110000SH          SOLE               110000        0        0
RRI RELIANT RESOURCECOM   75952B105       23114      1400000SH          SOLE              1400000        0        0
TXU TEXAS UTILITY   COM   873168108       21453       455000SH          SOLE               455000        0        0

Grand Total                              267052
